Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent events
Note 25 – Subsequent events

On February 22, 2018, Giant Connection Limited, a wholly-owned subsidiary of the Company, entered into a Share Sale and Purchase Agreement with Vagas Lane Limited (the “Seller”) pursuant to which Giant Connection Limited acquired all the issued share capital of 11 Hau Fook Street Limited, a company incorporated in Hong Kong on March 25, 2009 with limited liability, at a consideration of HK$26.1 million ($3.3 million), which will be satisfied by the allotment and issuance of 2,935,223 ordinary shares of the Company. The principal activity of 11 Hau Fook Street Limited is property investment in Hong Kong. The transaction was completed on March 8, 2018. 2,935,223 ordinary shares were issued on March 8, 2018, and the fair value of the shares was $1.16 per share on the closing date, March 8, 2018.

On April 10, 2018, a total of 180,000 shares were issued to certain of the Company’s directors and employees, which vested immediately. The grant date fair value was $1.08 per share. Compensation expense of $194 will be recorded in the statement of comprehensive income (loss) in 2018.

On April 18, 2018, the Company entered into a Securities Purchase Agreement with Mr. So Chun LIN, an unrelated party, pursuant to which the investor purchased a note for $5,779,602, bearing 2.5% interest per annum (the “Note”). The Note will be matured 5 years from the date of issuance. At any time prior to the earlier of the maturity date or the date on which this Note is paid in full, at the option of the Holder, all or any part of Principal Amount (the “Optional Conversion Amount”) may be converted into Ordinary Shares at $1.50 per share. The Note will be automatically converted into ordinary shares of the Company at a conversion price equal to $1.50 per share at maturity. Interest on the Note cannot be converted; it will be repaid in cash. The Note was sold pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”), pursuant Section 4(a)(2) of the Securities Act and Regulation S promulgated thereunder.